SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance, beginning of period			$ 208,000	$ 200,000	$ 200,000
Additions			779,000		0	$ 4,000
Disposition			0		0	(973,000)
Revisions			0		2,000	0
Accretion	$ 3,000	$ 5,000	6,000	$ 9,000	10,000	64,000
Balance, Ending of period	993,000		993,000		208,000	200,000
Less: Current portion for cash flows expected to be incurred within one year	155,468		155,468		0
Long-term portion, end of period	$ 837,660		$ 837,660		$ 207,953	$ 200,063	$ 1,105,000